Cover	Sep. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2022
Entity File Number	001-40468
Entity Registrant Name	Global Consumer Acquisition Corp.
Entity Central Index Key	0001846288
Entity Tax Identification Number	86-1229973
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1926 Rand Ridge Court
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30062
City Area Code	404
Local Phone Number	939-9419
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Title of 12(b) Security	Units, each consisting of one share of common stock, par value $0.0001 per share and one-half of one warrant
Trading Symbol	GACQU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GACQ
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants
Trading Symbol	GACQW
Security Exchange Name	NASDAQ